Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Raw materials and supplies	$ 38	$ 67
Work in progress	43	79
Finished goods	24	34
Provision for impairment	(24)
Inventory current	81	180
Non-current assets:
Raw materials and supplies	589	557
Finished goods	12
Provision for impairment of raw materials and supplies	(601)	(297)
Inventory non current		$ 260